GOING CONCERN (Details) - Subsequent Event - New Equity Line of Credit	1 Months Ended
Jan. 31, 2020 $ / shares
Subsequent Event [Line Items]
Number of days for volume weighted average basis calculation per New Equity Line of Credit	5 days
Minimum allowable share price for share issuances per New Equity Line of Credit (in dollars per share)	$ 0.60